UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21226

Eaton Vance Insured Ohio Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Semiannual Report March 31, 2007

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Florida

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition

Insured Municipal Bond Fund II	3
Insured California Municipal Bond Fund II	4
Insured Florida Municipal Bond Fund	5
Insured Massachusetts Municipal Bond Fund	6
Insured Michigan Municipal Bond Fund	7
Insured New Jersey Municipal Bond Fund	8
Insured New York Municipal Bond Fund II	9
Insured Ohio Municipal Bond Fund	10
Insured Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Dividend Reinvestment Plan	74

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	76

Investment Management	79

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

INVESTMENT UPDATE

Eaton Vance Insured Municipal Bond Funds (the “Funds”) are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes, as applicable. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

First quarter economic growth rose 1.3% following the 2.2% growth rate achieved in the fourth quarter of 2006.  The housing sector continued to struggle, with the sub-prime sector experiencing continuing pressure, and short term variable rate mortgages resetting higher.  Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing home both peaked in 2005.  Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained.  With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves.  At March 31, 2007, the Federal Funds rate stood at 5.25%

Municipal market supply rose in the first quarter, resulting in underperformance of the municipal sector.  On March 31, 2007, long-term AAA-rated municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 1.92%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past two years — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned. However, given the leveraged nature of the Funds, rising shortterm rates have increased the borrowing costs associated with the leverage. As borrowing costs have risen, the income generated by the Funds has declined. Please see the Performance Information and Portfolio Compostion pages that follow for a description of each Fund’s leverage as of March 31, 2007.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management sustained its somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

*	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.
†

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Funds.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2007

PERFORMANCE INFORMATION AND PORT FOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	7.76%
One Year	13.33
Life of Fund (11/29/02)	9.44

Average Annual Total Return (by net asset value)
Six Months	3.76%
One Year	9.04
Life of Fund (11/29/02)	9.37

Market Yields

Market Yield(2)	4.72	%(4)
Taxable Equivalent Market Yield(3)	7.26	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(6)

Lipper Insured Municipal Debt Funds (Leveraged) Classification - Average Annual Total Returns
Six Months	1.94%
One Year	6.05
Life of Fund (11/30/02)	6.21

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	85.3%
AA	3.6%
A	8.4%
BBB	2.7%

Fund Statistics(7)

• Number of Issues:	73
• Average Maturity:	26.7	years
• Average Effective Maturity:	10.4	years
• Average Call Protection:	7.9	years
• Average Dollar Price:	$97.17
• Leverage:**	34.7%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on March 31, 2007 reflects a reduction of the monthly dividend of $0.001667 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed end) contained 24, 24 and 24 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(7) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2007

PERFORMANCE INFORMATION AND PORT FOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	6.38%
One Year	8.26
Life of Fund (11/29/02)	7.56

Average Annual Total Return (by net asset value)
Six Months	3.43%
One Year	9.22
Life of Fund (11/29/02)	8.01

Market Yields

Market Yield(2)	4.78	%(4)
Taxable Equivalent Market Yield(3)	8.11	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(6)

Lipper California Insured Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	2.19%
One Year	6.46
Life of Fund (11/30/02)	6.29

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(7)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	83.1%
AA	2.7%
A	14.2%

Fund Statistics(8)

• Number of Issues:	52
• Average Maturity:	25.3	years
• Average Effective Maturity:	8.5	years
• Average Call Protection:	6.7	years
• Average Dollar Price:	$92.29
• Leverage:**	34.8%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares)

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on March 31, 2007 reflects a reduction of the monthly dividend of $0.002917 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Insured Municipal Debt Funds Classification (closed end) contained 13, 13 and 13 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(7) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	1.56%
One Year	6.28
Life of Fund (11/29/02)	5.97

Average Annual Total Return (by net asset value)
Six Months	3.36%
One Year	8.41
Life of Fund (11/29/02)	7.70

Market Yields

Market Yield(2)	4.72	%(4)
Taxable Equivalent Market Yield(3)	7.26	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(6)

Lipper Florida Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	1.88%
One Year	5.89
Life of Fund (11/30/02)	6.21

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(7)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	91.3%
AA	1.7%
A	7.0%

Fund Statistics(8)

• Number of Issues:	50
• Average Maturity:	24.3	years
• Average Effective Maturity:	8.8	years
• Average Call Protection:	7.2	years
• Average Dollar Price:	$96.04
• Leverage:**	35.6%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on March 31, 2007 reflects a reduction of the monthly dividend of $0.003333 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed end) contained 17, 17 and 16 funds for the 6-month, 1-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.

(7) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	-0.95%
One Year	5.36
Life of Fund (11/29/02)	8.23

Average Annual Total Return (by net asset value)
Six Months	2.29%
One Year	8.21
Life of Fund (11/29/02)	8.33

Market Yields

Market Yield(2)	4.41%
Taxable Equivalent Market Yield(3)	7.16

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	1.96%
One Year	6.27
Life of Fund (11/30/02)	6.74

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	83.7%
AA	7.4%
A	5.5%
BBB	1.8%
Non-Rated	1.6%

Fund Statistics(8)

• Number of Issues:	39
• Average Maturity:	27.3	years
• Average Effective Maturity:	12.9	years
• Average Call Protection:	10.1	years
• Average Dollar Price:	$104.29
• Leverage:**	36.0%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed end) contained 46, 46 and 46 funds for the 6-month, 1-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.

(6) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	5.36%
One Year	3.31
Life of Fund (11/29/02)	6.35

Average Annual Total Return (by net asset value)
Six Months	2.73%
One Year	8.22
Life of Fund (11/29/02)	7.79

Market Yields

Market Yield(2)	4.57%
Taxable Equivalent Market Yield(3)	7.32

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(5)

Lipper Michigan Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	1.76%
One Year	6.06
Life of Fund (11/30/02)	6.51

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	82.2%
AA	4.4%
A	12.3%
BBB	1.1%

Fund Statistics(7)

• Number of Issues:	35
• Average Maturity:	23.3	years
• Average Effective Maturity:	7.9	years
• Average Call Protection:	6.7	years
• Average Dollar Price:	$98.14
• Leverage:**	36.5%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed end) contained 7, 7 and 7 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	-1.30%
One Year	5.72
Life of Fund (11/29/02)	8.70

Average Annual Total Return (by net asset value)
Six Months	3.54%
One Year	10.36
Life of Fund (11/29/02)	9.03

Market Yields

Market Yield(2)	4.49%
Taxable Equivalent Market Yield(3)	7.59

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(5)

Lipper New Jersey Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	2.35%
One Year	7.06
Life of Fund (11/30/02)	7.48

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AA+:

AAA	82.4%
AA	2.1%
A	3.4%
BBB	12.1%

Fund Statistics(7)

• Number of Issues:	54
• Average Maturity:	24.2	years
• Average Effective Maturity:	10.8	years
• Average Call Protection:	8.2	years
• Average Dollar Price:	$95.71
• Leverage:**	35.3%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed end) contained 13, 13 and 13 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.  See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	13.38%
One Year	15.90
Life of Fund (11/29/02)	9.14

Average Annual Total Return (by net asset value)
Six Months	3.35%
One Year	8.90
Life of Fund (11/29/02)	9.05

Market Yields

Market Yield(2)	4.43%
Taxable Equivalent Market Yield(3)	7.32

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(5)

Lipper New York Insured Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	1.88%
One Year	5.95
Life of Fund (11/30/02)	6.31

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	84.4%
AA	7.0%
A	2.8%
BBB	3.0%
Non-Rated	2.8

Fund Statistics(7)

• Number of Issues:	44
• Average Maturity:	27.2	years
• Average Effective Maturity:	10.8	years
• Average Call Protection:	7.4	years
• Average Dollar Price:	$102.75
• Leverage:**	35.7%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Insured Municipal Debt Funds Classification (closed end) contained 12, 12 and 12 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	6.48%
One	8.07
Life of Fund (11/29/02)	7.15

Average Annual Total Return (by net asset value)
Six Months	3.21%
One Year	8.23
Life of Fund (11/29/02)	7.59

Market Yields

Market Yield(2)	4.42%
Taxable Equivalent Market Yield(3)	7.35

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	1.96%
One Year	6.27
Life of Fund (11/30/02)	6.74

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AA+:

AAA	82.4%
AA	5.2%
A	5.8%
BBB	2.6%
Non-Rated	4.0

Fund Statistics(7)

• Number of Issues:	47
• Average Maturity:	23.0	years
• Average Effective Maturity:	9.2	years
• Average Call Protection:	8.3	years
• Average Dollar Price:	$95.14
• Leverage:**	35.2%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed end) contained 46, 46 and 46 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/07(1)

Average Annual Total Return (by share price, American Stock Exchange)
Six Months	3.33%
One Year	7.40
Life of Fund (11/29/02)	7.44

Average Annual Total Return (by net asset value)
Six Months	3.64%
One Year	8.82
Life of Fund (11/29/02)	8.24

Market Yields

Market Yield(2)	4.62	%(4)
Taxable Equivalent Market Yield(3)	7.33	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Life of Fund (11/30/02)	4.88

Lipper Averages(6)

Lipper Pennsylvania Municipal Debt Funds Classification - Average Annual Total Returns
Six Months	2.14%
One Year	6.29
Life of Fund (11/30/02)	6.83

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution*(7)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows and the average rating is AAA:

AAA	84.9%
AA	9.7%
A	4.2%
BBB	1.2%

Fund Statistics(8)

• Number of Issues:	58
• Average Maturity:	23.5	years
• Average Effective Maturity:	9.4	years
• Average Call Protection:	7.1	years
• Average Dollar Price:	$101.88
• Leverage:**	35.4%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per share of the semi-annual period by the share price at the end of the semi-annual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on March 31, 2007 reflects a reduction of the monthly dividend of $0.000833 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed end) contained 9, 9 and 9 funds for the 6-month, 1-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(7) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 181.1%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,624,272
		$1,624,272
Escrowed / Prerefunded — 1.9%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(5)	$1,528,025
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,091,740
390	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	422,393
		$3,042,158
General Obligations — 10.0%
$5,000	California, 4.50%, 8/1/30(1)	$4,939,250
4,500	California, 5.25%, 4/1/30	4,794,750
2,215	California, 5.50%, 11/1/33	2,413,641
3,610	New York City, NY, 5.25%, 1/15/33	3,815,192
		$15,962,833
Hospital — 9.5%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,315,570
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,458,962
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	413,120
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	921,717
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	788,437
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	405,924
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	530,795
2,255	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	486,471
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	1,013,550
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,054,980
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,711,230
		$15,100,756

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 18.9%
$1,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,070,310
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	11,169,867
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,992,937
11,505	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), 5.00%, 12/1/23(2)	12,266,516
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,577,715
		$30,077,345
Insured-Escrowed / Prerefunded — 15.4%
$8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.00%, 1/1/37	$8,697,226
5,000	South Carolina Transportation Infrastructure, (AMBAC), Prerefunded to 10/1/11, 5.25%, 10/1/31	5,317,650
4,610	Texas Southmost Regional Water Authority, (MBIA), Prerefunded to 9/1/12, 5.00%, 9/1/32	4,900,568
5,335	University of California, (AMBAC), Prerefunded to 9/1/27, 5.00%, 9/1/27	5,571,554
		$24,486,998
Insured-General Obligations — 24.3%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,291,456
4,915	California, (XLCA), 5.00%, 10/1/28(2)	5,115,178
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	2,013,186
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,563,374
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,374,100
2,500	Frisco, TX, School District, (MBIA), 4.50%, 8/15/40	2,447,000
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,923,799
1,075	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	1,031,226
6,250	Philadelphia, PA, (FSA), 5.00%, 9/15/31(2)	6,422,162
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,739,521
2,995	Texas, (Transportation Commission- Mobility Fund), (FGIC), 4.50%, 4/1/35	2,964,391
		$38,885,393
Insured-Hospital — 6.5%
$9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38(2)	$10,455,960
		$10,455,960

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Industrial Development Revenue — 1.7%
$2,590	Monroe County, GA, Development Authority, Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$2,645,918
		$2,645,918
Insured-Lease Revenue / Certificates of Participation — 2.8%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,461,948
		$4,461,948
Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,568,970
		$1,568,970
Insured-Private Education — 3.6%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,153,500
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,643,575
		$5,797,075
Insured-Public Education — 2.3%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,685,535
		$3,685,535
Insured-Sewer Revenue — 2.4%
$1,100	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,116,995
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,658,610
		$3,775,605
Insured-Special Assessment Revenue — 4.3%
$6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32(2)	$6,860,754
		$6,860,754
Insured-Special Tax Revenue — 4.3%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,273,080

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$2,553,300
		$6,826,380
Insured-Transportation — 24.5%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,034,010
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	6,137,901
2,980	Harris County, TX, (MBIA), 4.50%, 8/15/36	2,943,942
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	7,980,681
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(3)	10,418,000
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,509,100
		$39,023,634
Insured-Utilities — 3.9%
$6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,245,640
		$6,245,640
Insured-Water and Sewer — 12.5%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38(4)	$2,273,354
1,000	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	982,510
1,000	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	974,760
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	2,056,158
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	9,540,947
3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27(2)	4,083,761
		$19,911,490
Insured-Water Revenue — 28.8%
$4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$5,115,813
7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(2)	7,342,207
10,350	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34(2)	10,757,204
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,786,000

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue (continued)
$6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$5,511,770
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,389,130
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	3,018,092
		$45,920,216
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$789,578
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,601,020
		$2,390,598
Total Tax-Exempt Investments — 181.1% (identified cost $272,957,597)		$288,749,478
Other Assets, Less Liabilities — (26.2)%		$(41,826,626)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.9)%		$(87,508,806)
Net Assets Applicable to Common Shares — 100.0%		$159,414,046

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 86.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 33.4% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,528,025 or 1.0% of the Fund's net assets applicable to common shares.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.3%
Principal Amount (000's omitted)	Security	Value
General Obligations — 7.0%
$1,650	California, 4.50%, 8/1/30(1)	$1,629,952
900	California, 5.25%, 4/1/30	958,950
1,465	California, 5.50%, 11/1/33	1,596,381
		$4,185,283
Hospital — 15.8%
$1,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,918,764
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,058,717
1,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,044,070
1,400	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,437,968
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,997,261
		$9,456,780
Insured-Electric Utilities — 10.8%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,534,192
3,300	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	3,473,085
1,370	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(2)	1,423,658
		$6,430,935
Insured-Escrowed / Prerefunded — 12.9%
$740	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.00%, 7/1/31	$782,121
2,765	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.125%, 7/1/36	2,935,905
3,790	University of California, Prerefunded to 9/1/10, (FGIC), 5.125%, 9/1/31	4,008,456
		$7,726,482
Insured-General Obligations — 53.9%
$8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	$1,898,490
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	616,521
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	614,858
1,250	California, (AMBAC), 5.00%, 4/1/27	1,306,162
1,250	California, (XLCA), 5.00%, 10/1/28(2)	1,300,655

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	$3,202,231
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,842,450
6,675	Coast Community College District, (FSA), 0.00%, 8/1/35	1,537,453
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,439,159
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	2,023,189
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,051,330
1,100	Oakland Unified School District, Alamedia County, (Election of 2006), (FSA), 4.375%, 8/1/28	1,087,900
2,205	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(2)	2,570,501
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,325,053
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,818,670
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,601,257
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,054,200
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,655,520
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,282,632
		$32,228,231
Insured-Lease Revenue / Certificates of Participation — 20.0%
$4,000	Anaheim Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$4,051,640
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(3)	4,452,470
2,250	Orange County Water District, Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,345,693
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,113,571
		$11,963,374
Insured-Public Education — 7.0%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,198,320
		$4,198,320
Insured-Special Assessment Revenue — 22.4%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33(4)	$2,621,000
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,621,000

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	$1,809,080
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,097,300
4,000	San Jose Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32(2)	4,222,451
		$13,370,831
Insured-Special Tax Revenue — 4.9%
$260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	$270,007
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,029,640
1,695	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	1,630,353
		$2,930,000
Insured-Transportation — 2.6%
$3,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	$1,529,950
		$1,529,950
Insured-Utilities — 3.0%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,810,393
		$1,810,393
Insured-Water Revenue — 8.7%
$2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(2)	$2,622,636
1,500	Los Angeles Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	1,185,900
1,475	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,423,655
		$5,232,191

Principal Amount (000's omitted)	Security	Value
Water Revenue — 4.3%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,550,175
		$2,550,175
Total Tax-Exempt Investments — 173.3% (identified cost $99,014,652)		$103,612,945
Other Assets, Less Liabilities — (16.9)%		$(10,082,750)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.4)%		$(33,759,152)
Net Assets Applicable to Common Shares — 100.0%		$59,771,043

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 84.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 24.7% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.7%
Principal Amount (000's omitted)	Security	Value
Hospital — 13.7%
$1,150	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,186,593
500	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	514,980
1,050	Highlands County Health Facilities Authority, (Adventist Health), 5.25%, 11/15/23	1,129,432
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	1,006,950
500	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	520,640
1,000	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,046,940
		$5,405,535
Insured-Electric Utilities — 13.4%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,583,385
1,600	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	1,613,664
1,000	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	1,023,430
1,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	1,052,450
		$5,272,929
Insured-Escrowed / Prerefunded — 18.1%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,192,372
1,500	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	1,598,010
4,675	Port St. Lucie, Utility System Revenue, (MBIA), Prerefunded to 9/1/13, 0.00%, 9/1/32	1,281,698
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(3)	3,097,130
		$7,169,210
Insured-General Obligations — 8.9%
$2,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$2,106,040
1,345	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	1,416,312
		$3,522,352

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 2.7%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,048,620
		$1,048,620
Insured-Other Revenue — 9.1%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,516,620
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,091,980
		$3,608,600
Insured-Pooled Loans — 3.8%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$767,007
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	732,488
		$1,499,495
Insured-Private Education — 2.6%
$1,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	$1,043,830
		$1,043,830
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	$1,055,590
		$1,055,590
Insured-Special Assessment Revenue — 7.3%
$2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,891,422
		$2,891,422
Insured-Special Tax Revenue — 40.9%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,070,630
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,338,288
500	Dade County, Residual Certificates, (AMBAC), Variable Rate, 7.175%, 10/1/35(1)(5)	517,455
1,500	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(3)	1,517,455
1,500	Jacksonville, Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,554,315
3,750	Jacksonville, Transportation Revenue, (MBIA), 5.00%, 10/1/31	3,861,825

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	$1,347,803
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	144,936
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,551,760
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	229,743
2,250	Orange County Tourist Development Tax, (AMBAC), 5.125%, 10/1/30(3)	2,367,915
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	635,589
		$16,137,714
Insured-Transportation — 10.6%
$1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	$1,501,020
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	758,427
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	879,470
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	430,290
580	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32	605,381
		$4,174,588
Insured-Utilities — 6.3%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32(4)	$1,614,263
1,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	453,690
1,455	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	419,651
		$2,487,604
Insured-Water and Sewer — 27.6%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,024,040
3,580	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	3,561,670
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,526,040
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,111,180
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,056,780
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,074,750

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$500	Tampa Bay Water Utility System, (FGIC), Variable Rate 5.53%, 10/1/27(1)(2)	$520,720
		$10,875,180
Total Tax-Exempt Investments — 167.7% (identified cost $62,912,345)		$66,192,669
Other Assets, Less Liabilities — (10.6)%		$(4,201,110)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.1)%		$(22,510,633)
Net Assets Applicable to Common Shares — 100.0%		$39,480,926

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 91.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 51.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,038,175 or 2.6% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.7%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.5%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$676,830
		$676,830
Hospital — 9.7%
$1,500	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	$1,615,815
1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,046,200
		$2,662,015
Housing — 3.6%
$1,000	Massachusetts Housing Finance Agency, 4.50%, 6/1/38	$987,550
		$987,550
Insured-Escrowed / Prerefunded — 32.6%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,289,920
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	1,731,712
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	1,096,982
3,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	3,195,530
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,636,890
		$8,951,034
Insured-General Obligations — 12.1%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,304,680
1,000	Milford, (FSA), 4.25%, 12/15/46	950,860
75	Sandwich, (MBIA), 4.50%, 7/15/29	76,076
		$3,331,616
Insured-Hospital — 7.1%
$680	Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$676,192
1,210	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,266,652
		$1,942,844

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 22.2%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,837,272
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,038,520
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	848,211
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,370,489
		$6,094,492
Insured-Other Revenue — 4.5%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,244,360
		$1,244,360
Insured-Pooled Loans — 9.2%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,512,992
		$2,512,992
Insured-Private Education — 22.0%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,168,080
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,393,847
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	874,235
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,586,145
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	779,497
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	251,883
		$6,053,687
Insured-Public Education — 11.3%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$840,574
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,057,100
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,206,431
		$3,104,105

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 10.0%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(2)	$1,347,085
425	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	392,126
1,000	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35	994,400
		$2,733,611
Insured-Transportation — 10.1%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,487,326
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,279,250
		$2,766,576
Insured-Water and Sewer — 13.4%
$1,175	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,059,956
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,617,700
		$3,677,656
Nursing Home — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$751,780
		$751,780
Private Education — 6.7%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$537,200
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	775,118
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	525,045
		$1,837,363
Total Tax-Exempt Investments — 179.7% (identified cost $46,580,030)		$49,328,511
Other Assets, Less Liabilities — (23.2)%		$(6,373,133)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.5)%		$(15,502,549)
Net Assets Applicable to Common Shares — 100.0%		$27,452,829

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 86.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 25.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.2%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 5.6%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,306,637
		$1,306,637
Escrowed / Prerefunded — 6.8%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,589,610
		$1,589,610
Hospital — 13.1%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$409,364
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,073,540
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,588,395
		$3,071,299
Insured-Electric Utilities — 2.2%
$500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$525,205
		$525,205
Insured-Escrowed / Prerefunded — 47.1%
$750	Detroit School District, (School Bond Loan Fund), Prerefunded to 5/1/12, (FSA), 5.125%, 5/1/31	$800,010
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,321,187
1,500	Lansing, Building Authority, Prerefunded to 6/1/13, (MBIA), 5.00%, 6/1/29	1,579,530
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,174,748
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,055,850
3,275	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	3,489,106
1,500	Reed City Public Schools, Prerefunded to 5/1/14, (FSA), 5.00%, 5/1/29	1,617,135
		$11,037,566
Insured-General Obligations — 20.7%
$200	Allen Park, Public School District, (FSA), 4.25%, 5/1/29	$194,268

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$325	Brandon School District, (FSA), 4.50%, 5/1/35	$323,703
1,960	Grand Rapids and Kent County, Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	789,174
750	Greenville, Public Schools, (MBIA), 5.00%, 5/1/25	780,570
1,330	Okemos, Public School District, (MBIA), 0.00%, 5/1/19	804,783
1,000	Otsego, Public School District, (FSA), 4.25%, 5/1/34	960,300
1,000	Van Buren Township, (Local Development Authority), (XLCA), 4.50%, 10/1/31	994,850
		$4,847,648
Insured-Hospital — 9.3%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$514,905
1,590	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,656,383
		$2,171,288
Insured-Lease Revenue / Certificates of Participation — 27.4%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$905,730
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,292,516
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	992,589
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	848,211
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,370,489
		$6,409,535
Insured-Public Education — 10.2%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32(2)	$1,589,400
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	786,593
		$2,375,993
Insured-Special Tax Revenue — 11.1%
$1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$1,562,580
1,000	Ypsilanti, Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,045,110
		$2,607,690

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utility — 6.8%
$1,000	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,056,480
510	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	537,362
		$1,593,842
Insured-Water Revenue — 17.7%
$2,400	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34(1)	$2,494,424
1,600	Detroit, Water Supply System, (FGIC), 5.00%, 7/1/30	1,647,072
		$4,141,496
Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$514,555
		$514,555
Total Tax-Exempt Investments — 180.2% (identified cost $39,911,650)		$42,192,364
Other Assets, Less Liabilities — (22.5)%		$(5,267,160)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.7)%		$(13,504,659)
Net Assets Applicable to Common Shares — 100.0%		$23,420,545

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 84.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 22.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.1%
Principal Amount (000's omitted)	Security	Value
Hospital — 11.2%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$103,280
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	184,343
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	157,687
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,396,317
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	637,413
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	618,286
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	260,835
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	620,850
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	617,562
		$4,596,573
Insured-Escrowed / Prerefunded — 25.8%
$1,500	Bordentown Regional School District Board of Education, (FGIC), Prerefunded to 1/15/12, 5.00%, 1/15/30(2)	$1,601,160
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), Prerefunded to 7/1/13, 5.125%, 7/1/30	1,619,565
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37	1,610,400
800	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/23	858,880
4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	4,948,071
		$10,638,076
Insured-General Obligations — 33.8%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,191,721
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,215,325
1,000	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	971,690
250	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	221,725
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	480,260
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,393,270

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$2,960	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	$2,226,986
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,344,225
530	Madison Borough, Board of Education, (MBIA), 4.75%, 7/15/35	548,513
350	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	351,414
1,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	999,180
500	Sparta Township Board of Education, (FSA), 4.30%, 2/15/33	494,205
1,500	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,482,030
		$13,920,544
Insured-Hospital — 11.3%
$875	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$862,837
2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,852,052
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	925,560
		$4,640,449
Insured-Lease Revenue / Certificates of Participation — 20.0%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$460,117
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	2,744,466
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,287,450
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	848,211
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,370,489
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	498,546
		$8,209,279
Insured-Pooled Loans — 7.3%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,984,178
		$2,984,178

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education — 2.6%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,054,210
		$1,054,210
Insured-Public Education — 20.1%
$1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/33	$1,274,664
1,150	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/27	1,132,267
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	974,080
700	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	700,742
3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,199,994
		$8,281,747
Insured-Sewer Revenue — 5.5%
$1,720	Passaic Valley, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	$1,225,724
2,500	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	1,027,950
		$2,253,674
Insured-Transportation — 17.6%
$3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	$4,101,898
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,046,610
2,000	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	2,107,600
		$7,256,108
Insured-Water and Sewer — 5.2%
$4,500	Middlesex County, Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,144,655
		$2,144,655
Private Education — 3.2%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,310,225
		$1,310,225

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.5%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$609,192
		$609,192
Special Tax Revenue — 3.2%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$530,390
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	807,015
		$1,337,405
Transportation — 7.8%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,312,763
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,894,168
		$3,206,931
Total Tax-Exempt Investments — 176.1% (identified cost $68,642,582)		$72,443,246
Other Assets, Less Liabilities — (21.4)%		$(8,800,151)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(22,509,552)
Net Assets Applicable to Common Shares — 100.0%		$41,133,543

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 84.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 22.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.8%
$665	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$699,154
		$699,154
General Obligations — 8.3%
$1,000	New York, 5.00%, 6/1/30	$1,050,200
1,650	New York, 5.25%, 1/15/28	1,745,535
500	New York City, 5.25%, 8/15/26	534,450
		$3,330,185
Hospital — 2.0%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$797,168
		$797,168
Insured-Electric Utilities — 5.9%
$2,250	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,360,430
		$2,360,430
Insured-Escrowed / Prerefunded — 11.0%
$515	New York Dormitory Authority, (University of Rochester), (MBIA), Prerefunded 7/1/08, 5.00%, 7/1/27	$528,941
580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 9.349%, 7/1/29(3)(4)	676,790
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	1,597,765
1,500	Sachem School District, Economically Defeased to 2013, (MBIA), 5.00%, 6/15/27	1,611,930
		$4,415,426
Insured-General Obligations — 5.9%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,357,160
		$2,357,160
Insured-Lease Revenue / Certificates of Participation — 17.9%
$4,000	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$3,955,160
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	848,211

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — (continued)
$2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/01/12, 5.25%, 7/1/36(1)	$2,370,490
		$7,173,861
Insured-Other Revenue — 24.0%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$2,017,197
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,113,280
2,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,050,900
1,550	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	1,537,740
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,869,512
		$9,588,629
Insured-Private Education — 25.0%
$110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	$112,534
1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	1,031,780
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,626,550
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,385,090
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	633,369
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,031,780
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	525,235
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,671,822
		$10,018,160
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,716,480
		$1,716,480
Insured-Special Tax Revenue — 4.1%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$714,924

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — (continued)
$400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	$420,332
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	486,472
		$1,621,728
Insured-Transportation — 25.2%
$2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	$2,138,220
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,646,868
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,093,220
1,000	Puerto Rico Highway and Transportation Authority, Variable Rate, (AMBAC), 6.065%, 7/1/28(3)(4)	1,081,020
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,101,820
		$10,061,148
Insured-Water and Sewer — 14.2%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38(2)	$3,163,320
2,400	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,533,560
		$5,696,880
Insured-Water Revenue — 4.3%
$1,740	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$1,702,973
		$1,702,973
Other Revenue — 1.5%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.477%, 10/1/32(3)(4)	$604,965
		$604,965
Private Education — 5.2%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,038,240
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,038,510
		$2,076,750

Principal Amount (000's omitted)	Security	Value
Transportation — 2.6%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,050,210
		$1,050,210
Water and Sewer — 2.4%
$950	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$951,007
		$951,007
Total Tax-Exempt Investments (identified cost $63,443,447)		$66,222,314
Short-Term Investments — 1.6%
Principal Amount (000's omitted)	Security	Value
$645	Puerto Rico Highway and Transportation Authority, (AMBAC), 3.64%, 1/1/19	$645,000
Total Short-Term Investments (at amortized cost, $645,000)		$645,000
Total Investments — 167.2% (identified cost $64,088,447)		$66,867,314
Other Assets, Less Liabilities — (10.9)%		$(4,358,235)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.3)%		$(22,505,161)
Net Assets Applicable to Common Shares — 100.0%		$40,003,918

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

aggregate percentage insured by an individual financial institution ranged from 3.9% to 33.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $2,362,775 or 5.9% of the Fund's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.7%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,045,580
		$1,045,580
Escrowed / Prerefunded — 0.5%
$179	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.00%, 10/1/29(1)	$183,797
		$183,797
Hospital — 6.4%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$961,398
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	528,165
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	996,410
		$2,485,973
Insured-Electric Utilities — 20.8%
$1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,535,730
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,840,560
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	779,154
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	2,097,050
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	1,851,336
		$8,103,830
Insured-Escrowed / Prerefunded — 27.7%
$420	Cleveland, Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$438,782
1,500	Columbus, School District, (FSA), Prerefunded to 12/1/14, 5.00%, 12/1/32	1,624,620
2,500	Olentangy, School District, (School Facility Construction and Improvements), (MBIA), Prerefunded to 12/1/12, 5.00%, 12/1/30	2,669,600
2,500	Springboro, Community School District, (MBIA), Prerefunded to 6/1/14, 5.00%, 12/1/32	2,697,175
2,600	Trotwood-Madison, City School District, (School Improvements), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/30	2,776,384

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.53%, 1/1/29(2)(3)	$564,195
		$10,770,756
Insured-General Obligations — 24.6%
$1,500	Ashtabula, School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30(4)	$1,574,565
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,051,870
2,075	Cuyahoga, Community College District, (AMBAC), 5.00%, 12/1/32	2,192,819
1,100	Olentangy, School District, (FSA), 4.50%, 12/1/32	1,101,221
2,400	Plain, School District, (FGIC), 0.00%, 12/1/27	922,632
500	Tecumseh, School District, (FGIC), 4.75%, 12/1/31	514,045
420	Trotwood-Madison, City School District, (School Improvements), (FSA), 4.50%, 12/1/30	421,121
750	Wauseon, Exempt Village School District, (Classroom Facilities and School Improvements), (FSA), 4.25%, 12/1/34	721,028
1,000	Zanesville, School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,061,250
		$9,560,551
Insured-Hospital — 6.8%
$1,000	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	$1,042,830
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,582,245
		$2,625,075
Insured-Lease Revenue / Certificates of Participation — 14.2%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,027,350
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	848,211
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/01/12, 5.25%, 7/1/36(1)	2,370,489
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	250,729
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,032,900
		$5,529,679

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 2.3%
$850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$889,547
		$889,547
Insured-Public Education — 14.1%
$3,000	Cincinnati, Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,166,770
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,262,617
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,049,710
		$5,479,097
Insured-Sewer Revenue — 2.9%
$1,100	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,116,995
		$1,116,995
Insured-Special Tax Revenue — 13.1%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,205,267
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,440,250
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	465,870
		$5,111,387
Insured-Transportation — 13.4%
$3,580	Cleveland, Airport System, (FSA), 5.00%, 1/1/31(5)	$3,670,144
500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	578,720
885	Puerto Rico Highway and Transportation Authority, Variable Rate, (AMBAC), 6.065%, 7/1/28(2)(5)	956,703
		$5,205,567
Pooled Loans — 7.2%
$1,500	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,544,295
1,140	Rickenbacker Port Authority, 5.375%, 1/1/32	1,258,009
		$2,802,304
Private Education — 9.9%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$900,354
1,821	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29(1)	1,897,653
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,042,510
		$3,840,517
Total Tax-Exempt Investments (identified cost $60,984,259)		$64,750,655

Short-Term Investments — 1.5%
Principal Amount (000's omitted)	Security	Value
$570	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 3.64%, 1/1/19	$570,000
Total Short-Term Investments (at amortized cost, $570,000)		$570,000
Total Investments — 168.1% (identified cost $60,984,259)		$65,320,655
Other Assets, Less Liabilities — (11.8)%		$(4,582,623)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.3)%		$(21,873,082)
Net Assets Applicable to Common Shares — 100.0%		$38,864,950

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 84.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.1% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,520,898 or 3.9% of the net assets applicable to common shares.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.0%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.5%
$650	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)	$679,630
		$679,630
Escrowed / Prerefunded — 1.8%
$750	Lancaster County, Hospital Authority, Escrowed to 9/15/13, 5.50%, 3/15/26	$824,872
		$824,872
Hospital — 10.3%
$1,000	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$981,240
350	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	379,991
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,582,470
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	811,170
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, (Children's Hospital), 4.50%, 7/1/37	973,330
		$4,728,201
Insured-Electric Utilities — 9.0%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,704,327
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.90%, 7/1/29(2)(3)	462,940
		$4,167,267
Insured-Escrowed / Prerefunded — 21.9%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	$1,077,320
1,415	Pennridge School District, (MBIA), Prerefunded to 2/15/13, 5.00%, 2/15/29	1,510,895
585	Pennridge School District, (MBIA), Prerefunded to 2/15/13, 5.00%, 2/15/29	624,645
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29(4)	2,558,175
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,431,354
1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	1,278,212

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	$287,010
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,312,595
		$10,080,206
Insured-General Obligations — 24.8%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31(5)	$1,746,245
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	534,010
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	357,560
1,000	Gateway School District, Alleghany County, (FGIC), 5.00%, 10/15/32	1,055,860
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,372,699
1,120	Norwin School District, (FSA), 4.50%, 4/1/35(6)	1,115,576
1,750	Philadelphia, (FSA), 5.00%, 9/15/31(1)	1,798,420
500	Philadelphia, (FSA), 5.00%, 9/15/31	513,795
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,033,070
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	788,970
1,060	Upper Clair Township, School District, (FSA), 5.00%, 7/15/32	1,109,523
		$11,425,728
Insured-Hospital — 2.2%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,022,450
		$1,022,450
Insured-Industrial Development Revenue — 3.9%
$1,700	Allegheny County Industrial Development Authority, (MBIA), 5.00%, 11/1/29	$1,809,225
		$1,809,225
Insured-Lease Revenue / Certificates of Participation — 10.1%
$1,300	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,371,799
1,700	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,792,004
1,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	1,481,895
		$4,645,698

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education — 17.9%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,042,390
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,398,803
1,485	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31	1,435,624
1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,892,362
500	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	497,955
		$8,267,134
Insured-Public Education — 7.8%
$2,400	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,548,080
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,039,900
		$3,587,980
Insured-Special Tax Revenue — 9.7%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29(5)	$4,484,894
		$4,484,894
Insured-Transportation — 25.1%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,093,540
1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,036,670
800	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27(1)	930,684
2,050	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29(1)	2,362,985
2,100	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	2,445,282
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	1,644,753
950	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	1,041,189
		$11,555,103
Insured-Water and Sewer — 22.1%
$1,000	Ambridge Borough, Municipal Authority, (FSA), 4.60%, 10/15/41	$1,000,670
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	691,260
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	957,984
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	814,099
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,553,640

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
3,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31(1)	3,139,580
1,750	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27(1)	1,867,711
150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	157,877
		$10,182,821
Private Education — 6.6%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$3,064,770
		$3,064,770
Senior Living / Life Care — 1.1%
$200	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$206,522
300	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	309,102
		$515,624
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,451,968
		$1,451,968
Total Tax-Exempt Investments — 179.0% (identified cost $78,901,016)		$82,493,571
Other Assets, Less Liabilities — (22.6)%		$(10,407,586)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.4)%		$(26,004,413)
Net Assets Applicable to Common Shares — 100.0%		$46,081,572

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 86.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 25.8% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $462,940 or 1.0% of the Fund's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirement on open financial future contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Assets
Investments —
Identified cost	$272,957,597	$99,014,652	$62,912,345
Unrealized appreciation	15,791,881	4,598,293	3,280,324
Investments, at value	$288,749,478	$103,612,945	$66,192,669
Receivable for investments sold	$—	$—	$441,073
Receivable from the transfer agent	25,683	—	—
Interest receivable	3,618,687	954,397	1,041,002
Receivable for daily variation margin on open financial futures contracts	94,063	21,563	11,563
Total assets	$292,487,911	$104,588,905	$67,686,307
Liabilities
Payable for floating rate notes issued	$39,570,000	$7,550,000	$4,385,000
Interest expense and fees payable	511,561	84,677	51,065
Payable for open interest rate swap contracts	37,324	14,641	9,782
Payable for when-issued securities	4,949,000	1,633,170	—
Due to custodian	345,944	1,701,096	1,187,114
Payable to affiliate for Trustees' fees	—	7	—
Payable to affiliate for investment advisory fees	84,441	31,980	21,161
Accrued expenses	66,789	43,139	40,626
Total liabilities	$45,565,059	$11,058,710	$5,694,748
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$87,508,806	$33,759,152	$22,510,633
Net assets applicable to common shares	$159,414,046	$59,771,043	$39,480,926
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$99,270	$38,619	$25,755
Additional paid-in capital	140,776,589	54,744,606	36,515,052
Accumulated net realized gain (loss) (computed on the basis of identified cost)	2,178,426	220,638	(404,359)
Accumulated undistributed net investment income	133,593	68,410	15,956
Net unrealized appreciation (computed on the basis of identified cost)	16,226,168	4,698,770	3,328,522
Net assets applicable to common shares	$159,414,046	$59,771,043	$39,480,926
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	3,500	1,350	900
Common Shares Outstanding
	9,926,977	3,861,925	2,575,502
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$16.06	$15.48	$15.33

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of March 31, 2007

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments —
Identified cost	$46,580,030	$39,911,650	$68,642,582
Unrealized appreciation	2,748,481	2,280,714	3,800,664
Investments, at value	$49,328,511	$42,192,364	$72,443,246
Cash	$—	$29,598	$113,869
Interest receivable	602,187	586,183	810,378
Receivable for daily variation margin on open financial futures contracts	8,750	3,125	13,750
Total assets	$49,939,448	$42,811,270	$73,381,243
Liabilities
Payable for floating rate notes issued	$6,765,000	$5,780,000	$9,580,000
Interest expense and fees payable	74,690	56,894	88,130
Payable for open interest rate swap contracts	6,902	6,350	9,717
Due to custodian	86,262	—	—
Payable to affiliate for Trustees' fees	—	—	11
Payable to affiliate for investment advisory fees	14,713	12,610	22,469
Accrued expenses	36,503	30,212	37,821
Total liabilities	$6,984,070	$5,886,066	$9,738,148
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$15,502,549	$13,504,659	$22,509,552
Net assets applicable to common shares	$27,452,829	$23,420,545	$41,133,543
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$17,537	$15,118	$25,644
Additional paid-in capital	24,849,722	21,413,714	36,351,305
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(241,613)	(358,254)	842,752
Accumulated undistributed net investment income	39,764	59,935	50,862
Net unrealized appreciation (computed on the basis of identified cost)	2,787,419	2,290,032	3,862,980
Net assets applicable to common shares	$27,452,829	$23,420,545	$41,133,543
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	620	540	900
Common Shares Outstanding
	1,753,691	1,511,845	2,564,435
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.65	$15.49	$16.04

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of March 31, 2007

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments —
Identified cost	$64,088,447	$61,554,259	$78,901,016
Unrealized appreciation	2,778,867	3,766,396	3,592,555
Investments, at value	$66,867,314	$65,320,655	$82,493,571
Cash	$—	$—	$215,842
Interest receivable	857,137	849,922	994,334
Receivable for daily variation margin on open financial futures contracts	11,875	25,937	—
Receivable for open interest rate swap contracts	—	—	58,357
Total assets	$67,736,326	$66,196,514	$83,762,104
Liabilities
Payable for floating rate notes issued	$4,665,000	$4,770,000	$10,395,000
Interest expense and fees payable	56,289	53,663	106,418
Payable for investments purchased	—	—	—
Payable for open interest rate swap contracts	9,717	9,611	—
Payable for when-issued securities	—	—	1,114,669
Due to custodian	432,576	562,950	—
Payable to affiliate for Trustees' fees	133	3	131
Payable to affiliate for investment advisory fees	21,372	20,738	25,418
Accrued expenses	42,160	41,517	34,483
Total liabilities	$5,227,247	$5,458,482	$11,676,119
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$22,505,161	$21,873,082	$26,004,413
Net assets applicable to common shares	$40,003,918	$38,864,950	$46,081,572
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$25,551	$25,127	$29,432
Additional paid-in capital	36,207,139	35,610,746	41,716,097
Accumulated net realized gain (loss) (computed on the basis of identified cost)	611,764	(696,044)	637,175
Accumulated undistributed net investment income	330,767	38,291	47,956
Net unrealized appreciation (computed on the basis of identified cost)	2,828,697	3,886,830	3,650,912
Net assets applicable to common shares	$40,003,918	$38,864,950	$46,081,572
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	900	875	1,040
Common Shares Outstanding
	2,555,103	2,512,727	2,943,172
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.66	$15.47	$15.66

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended March 31, 2007

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Investment Income
Interest	$6,734,410	$2,367,730	$1,575,447
Total investment income	$6,734,410	$2,367,730	$1,575,447
Expenses
Investment adviser fee	$677,865	$256,784	$169,968
Trustees' fees and expenses	5,727	3,366	845
Legal and accounting services	21,060	18,209	17,611
Printing and postage	19,690	5,851	4,019
Custodian fee	54,997	23,227	20,508
Interest expense and fees	767,343	146,019	98,162
Transfer and dividend disbursing agent fees	63,723	25,635	17,841
Preferred shares remarketing agent fee	109,076	42,071	28,048
Miscellaneous	17,511	21,295	15,713
Total expenses	$1,736,992	$542,457	$372,715
Deduct —
Reduction of custodian fee	$8,677	$6,432	$1,467
Reduction of investment adviser fee	184,872	70,032	46,355
Total expense reductions	$193,549	$76,464	$47,822
Net expenses	$1,543,443	$465,993	$324,893
Net investment income	$5,190,967	$1,901,737	$1,250,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$2,922,104	$1,287,443	$294,625
Financial futures contracts	(1,196,941)	(234,115)	(197,515)
Net realized gain	$1,725,163	$1,053,328	$97,110
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,399,244)	$(812,942)	$(2,193)
Financial futures contracts	1,687,905	372,396	280,465
Interest rate swap contracts	(37,324)	(14,641)	(9,782)
Net change in unrealized appreciation (depreciation)	$251,337	$(455,187)	$268,490
Net realized and unrealized gain	$1,976,500	$598,141	$365,600
Distributions to preferred shareholders
From net investment income	$(1,451,318)	$(526,424)	$(387,303)
Net increase in net assets from operations	$5,716,149	$1,973,454	$1,228,851

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended March 31, 2007

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$1,222,137	$1,003,273	$1,679,239
Total investment income	$1,222,137	$1,003,273	$1,679,239
Expenses
Investment adviser fee	$118,231	$101,362	$174,556
Affiliated interest expense	38,877	—	—
Trustees' fees and expenses	845	85	857
Legal and accounting services	17,066	15,925	17,347
Printing and postage	2,460	3,820	6,002
Custodian fee	21,086	13,552	22,718
Interest expense and fees	164,447	112,696	185,968
Transfer and dividend disbursing agent fees	13,440	11,113	18,441
Preferred shares remarketing agent fee	19,321	16,830	28,048
Miscellaneous	15,482	15,477	15,888
Total expenses	$411,255	$290,860	$469,825
Deduct —
Reduction of custodian fee	$2,160	$1,739	$5,531
Reduction of investment adviser fee	32,245	27,644	46,915
Total expense reductions	$34,405	$29,383	$52,446
Net expenses	$376,850	$261,477	$417,379
Net investment income	$845,287	$741,796	$1,261,860
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$271,896	$270,390	$1,266,553
Financial futures contracts	(134,973)	(63,922)	(209,460)
Net realized gain	$136,923	$206,468	$1,057,093
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(294,279)	$(241,463)	$(834,304)
Financial futures contracts	194,398	101,021	300,583
Interest rate swap contracts	(6,902)	(6,350)	(9,717)
Net change in unrealized appreciation (depreciation)	$(106,783)	$(146,792)	$(543,438)
Net realized and unrealized gain	$30,140	$59,676	$513,655
Distributions to preferred shareholders
From net investment income	$(241,092)	$(210,611)	$(354,514)
Net increase in net assets from operations	$634,335	$590,861	$1,421,001

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended March 31, 2007

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$1,559,159	$1,529,325	$1,911,223
Total investment income	$1,559,159	$1,529,325	$1,911,223
Expenses
Investment adviser fee	$172,596	$166,756	$197,429
Trustees' fees and expenses	910	848	910
Legal and accounting services	18,746	16,289	17,969
Printing and postage	3,620	4,550	6,180
Custodian fee	20,890	20,813	21,632
Interest expense and fees	90,609	92,580	201,614
Transfer and dividend disbursing agent fees	19,646	17,471	19,785
Preferred shares remarketing agent fee	28,048	27,269	32,411
Miscellaneous	20,058	19,168	17,000
Total expenses	$375,123	$365,744	$514,930
Deduct —
Reduction of custodian fee	$2,707	$4,137	$4,298
Reduction of investment adviser fee	47,072	45,479	53,061
Total expense reductions	$49,779	$49,616	$57,359
Net expenses	$325,344	$316,128	$457,571
Net investment income	$1,233,815	$1,213,197	$1,453,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$609,849	$121,004	$778,281
Financial futures contracts	(202,720)	(313,305)	198,122
Interest rate swap contracts	—	—	(401,154)
Net realized gain (loss)	$407,129	$(192,301)	$575,249
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(280,672)	$84,762	$(539,635)
Financial futures contracts	286,868	445,123	(32,600)
Interest rate swap contracts	(9,717)	(9,611)	557,015
Net change in unrealized appreciation (depreciation)	$(3,521)	$520,274	$(15,220)
Net realized and unrealized gain	$403,608	$327,973	$560,029
Distributions to preferred shareholders
From net investment income	$(173,867)	$(363,514)	$(418,378)
From net realized gain	(200,979)	—	—
Net increase in net assets from operations	$1,262,577	$1,177,656	$1,595,303

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2007

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$5,190,967	$1,901,737	$1,250,554
Net realized gain from investment transactions and financial futures contracts	1,725,163	1,053,328	97,110
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	251,337	(455,187)	268,490
Distributions to preferred shareholders —
From net investment income	(1,451,318)	(526,424)	(387,303)
Net increase in net assets from operations	$5,716,149	$1,973,454	$1,228,851
Distributions to common shareholders —
From net investment income	$(3,790,671)	$(1,401,879)	$(876,745)
Total distributions to common shareholders	$(3,790,671)	$(1,401,879)	$(876,745)
Capital share transactions
Reinvestment of distributions to common shareholders	$25,683	$—	$—
Net increase in net assets from capital share transactions	$25,683	$—	$—
Net increase in net assets	$1,951,161	$571,575	$352,106
Net Assets Applicable to Common Shares
At beginning of year	$157,462,885	$59,199,468	$39,128,820
At end of year	$159,414,046	$59,771,043	$39,480,926
Undistributed net investment income included in net assets applicable to common shares
At end of year	$134,310	$68,410	$15,956

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2007

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$845,287	$741,796	$1,261,860
Net realized gain from investment transactions and financial futures contracts	136,923	206,468	1,057,093
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(106,783)	(146,792)	(543,438)
Distributions to preferred shareholders —
From net investment income	(241,092)	(210,611)	(354,514)
Net increase in net assets from operations	$634,335	$590,861	$1,421,001
Distributions to common shareholders —
From net investment income	$(609,041)	$(504,950)	$(916,719)
Total distributions to common shareholders	$(609,041)	$(504,950)	$(916,719)
Capital share transactions
Reinvestment of distributions to common shareholders	$8,287	$—	$9,606
Net increase in net assets from capital share transactions	$8,287	$—	$9,606
Net increase (decrease) in net assets	$33,581	$85,911	$513,888
Net Assets Applicable to Common Shares
At beginning of year	$27,419,248	$23,334,634	$40,619,655
At end of year	$27,452,829	$23,420,545	$41,133,543
Undistributed net investment income included in net assets applicable to common shares
At end of year	$39,764	$59,935	$104,293

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2007

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$1,233,815	$1,213,197	$1,453,652
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	407,129	(192,301)	575,249
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,521)	520,274	(15,220)
Distributions to preferred shareholders —
From net investment income	(173,867)	(363,514)	(418,378)
From net realized gain	(200,979)	—	—
Net increase in net assets from operations	$1,262,577	$1,177,656	$1,595,303
Distributions to common shareholders —
From net investment income	$(890,387)	$(844,276)	$(1,030,104)
From net realized gain	(634,133)	—	—
Total distributions to common shareholders	$(1,524,520)	$(844,276)	$(1,030,104)
Capital share transactions
Reinvestment of distributions to common shareholders	$2,727	$—	$—
Net increase in net assets from capital share transactions	$2,727	$—	$—
Net increase (decrease) in net assets	$(259,216)	$333,380	$565,199
Net Assets Applicable to Common Shares
At beginning of year	$40,263,134	$38,531,570	$45,516,373
At end of year	$40,003,918	$38,864,950	$46,081,572
Undistributed net investment income included in net assets applicable to common shares
At end of year	$330,767	$38,291	$47,956

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,500,454	$3,818,662	$2,527,070
Net realized gain from investment transactions and financial futures contracts	4,356,455	1,273,316	1,052,884
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,649,905	834,431	(147,834)
Distributions to preferred shareholders — From net investment income	(2,631,920)	(937,884)	(684,139)
Net increase in net assets from operations	$13,874,894	$4,988,525	$2,747,981
Distributions to common shareholders —
From net investment income	$(8,416,039)	$(2,983,698)	$(1,912,090)
Total distributions to common shareholders	$(8,416,039)	$(2,983,698)	$(1,912,090)
Capital share transactions
Reinvestment of distributions to common shareholders	$67,445	$7,738	$24,117
Net increase in net assets from capital share transactions	$67,445	$7,738	$24,117
Net increase in net assets	$5,526,300	$2,012,565	$860,008
Net Assets Applicable to Common Shares
At beginning of year	$151,936,585	$57,186,903	$38,268,812
At end of year	$157,462,885	$59,199,468	$39,128,820
Undistributed net investment income included in net assets applicable to common shares
At end of year	$184,615	$94,976	$29,450

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,722,682	$1,498,369	$2,567,366
Net realized gain from investment transactions and financial futures contracts	888,468	630,423	1,305,317
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	178,464	73,846	418,939
Distributions to preferred shareholders —
From net investment income	(447,955)	(381,488)	(648,584)
Net increase in net assets from operations	$2,341,659	$1,821,150	$3,643,038
Distributions to common shareholders —
From net investment income	$(1,400,956)	$(1,166,029)	$(2,101,233)
Total distributions to common shareholders	$(1,400,956)	$(1,166,029)	$(2,101,233)
Capital share transactions
Reinvestment of distributions to common shareholders	$37,096	$9,334	$45,513
Net increase in net assets from capital share transactions	$37,096	$9,334	$45,513
Net increase in net assets	$977,799	$664,455	$1,587,318
Net Assets Applicable to Common Shares
At beginning of year	$26,441,449	$22,670,179	$39,032,337
At end of year	$27,419,248	$23,334,634	$40,619,655
Undistributed net investment income included in net assets applicable to common shares
At end of year	$44,610	$33,700	$60,235

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,529,875	$2,456,473	$2,925,034
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,820,664	1,437,276	1,906,794
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(449,834)	(166,968)	(266,841)
Distributions to preferred shareholders —
From net investment income	(612,672)	(660,891)	(783,269)
From net realized gain	(37,328)	—	—
Net increase in net assets from operations	$3,250,705	$3,065,890	$3,781,718
Distributions to common shareholders —
From net investment income	$(1,870,200)	$(1,789,062)	$(2,199,819)
From net realized gain	(217,935)	—	—
Total distributions to common shareholders	$(2,088,135)	$(1,789,062)	$(2,199,819)
Capital share transactions
Reinvestment of distributions to common shareholders $	—	$—	$14,661
Net increase in net assets from capital share transactions	$—	$—	$14,661
Net increase in net assets	$1,162,570	$1,276,828	$1,596,560
Net Assets Applicable to Common Shares
At beginning of year	$39,100,564	$37,254,742	$43,919,813
At end of year	$40,263,134	$38,531,570	$45,516,373
Undistributed net investment income included in net assets applicable to common shares
At end of year	$161,206	$32,884	$42,786

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended March 31, 2007

Cash flows from operating activities	Insured Municipal Fund II	Insured Massachusetts Fund	Insured Michigan Fund
Net increase in net assets from operations	$5,716,149	$634,335	$590,861
Distributions to preferred shareholders	1,451,318	241,092	210,611
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	7,167,467	875,427	801,472
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(33,518,047)	(4,001,487)	(1,155,382)
Investments sold	32,240,958	7,532,796	1,426,961
Net amortization of premium/(discount)	(897,700)	(54,814)	(118,057)
Interest receivable	(104,859)	(2,043)	(20,521)
Receivable for daily variation margin on open financial futures contracts	(94,063)	(8,750)	(3,125)
Receivable from the transfer agent	(25,683)	2,971	—
Payable for when-issued securities	1,361,593	—	—
Payable to affiliate for investment advisory fees	4,109	653	535
Payable for open interest rate swap contracts	37,324	6,902	6,350
Interest expense and fees payable	8,570	(8,884)	1,630
Accrued expenses	(34,286)	(11,954)	(12,463)
Net change in realized and unrealized (gain)/loss on investments	(1,522,860)	22,383	(28,927)
Net cash provided by operating activities	4,622,523	4,353,200	898,473
Cash flows from financing activities
Due to custodian	345,944	75,269	(152,944)
Cash distributions paid for common shares net of reinvestments	(3,764,988)	(600,754)	(504,950)
Payable to affiliate for inverse floaters	—	(1,586,200)	—
Repayment of secured borrowings	—	(2,000,000)	—
Distributions to preferred shareholders from net investment income	(1,451,081)	(241,515)	(210,981)
Net cash used in financing activities	(4,870,125)	(4,353,200)	(868,875)
Net increase (decrease) in cash	(247,602)	—	29,598
Cash at beginning of period	247,602	—	—
Cash at end of period	$—	$—	$29,598
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of :	$25,683	$8,287	$—

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended March 31, 2007

Cash flows from operating activities	Insured New Jersey Fund	Insured Pennsylvania Fund
Net increase in net assets from operations	$1,421,001	$1,595,303
Distributions to preferred shareholders	354,514	418,378
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	1,775,515	2,013,681
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(9,902,490)	(8,696,295)
Investments sold	10,144,777	9,012,897
Net amortization of premium/(discount)	(232,221)	(145,144)
Interest receivable	(98,493)	(64,956)
Receivable for daily variation margin on open financial futures contracts	(13,750)	—
Receivable from transfer agent	5,140	—
Receivable for open swap contracts	—	(58,357)
Payable for open swap contracts	9,717	(498,658)
Payable for closed swap contracts	—	(107,000)
Payable to affiliate for investment advisory fees	1,835	1,995
Payable to affiliate for trustees' fees	11	64
Interest expense and fees payable	2,526	1,855
Accrued expenses	(8,132)	(9,766)
Net change in realized and unrealized (gain)/loss on investments	(378,818)	(238,646)
Net cash provided by operating activities	1,305,617	1,211,670
Cash flows from financing activities
Cash distributions paid for common shares net of reinvestments	(907,113)	(1,030,104)
Distributions to preferred shareholders from net investment income	(354,591)	(418,538)
Net cash used in financing activities	(1,261,704)	(1,448,642)
Net increase (decrease) in cash	43,913	(236,972)
Cash at beginning of period	69,956	452,814
Cash at end of period	$113,869	$215,842
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of :	$9,606	$—

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 30, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.860	$15.310	$15.030	$14.790	$14.325	(3)
Income (loss) from operations
Net investment income	$0.523	$1.058	$1.094	$1.162	$0.879
Net realized and unrealized gain	0.205	0.605	0.359	0.334	0.508
Distributions to preferred shareholders
From net investment income	(0.146)	(0.265)	(0.169)	(0.080)	(0.071)
From net realized gain	—	—	0.000 (4)	(0.017)	—
Total income from operations	$0.582	$1.398	$1.284	$1.399	$1.316
Less distributions to common shareholders
From net investment income	$(0.382)	$(0.848)	$(1.001)	$(1.001)	$(0.714)
From net realized gain	—	—	(0.003)	(0.158)	—
Total distributions to common shareholders	$(0.382)	$(0.848)	$(1.004)	$(1.159)	$(0.714)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.048)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$16.060	$15.860	$15.310	$15.030	$14.790
Market value — End of period (Common shares)	$16.100	$15.310	$16.170	$14.820	$14.000
Total Investment Return on Net Asset Value(5)	3.76%	9.56%	8.77%	10.00%	8.46	%(6)
Total Investment Return on Market Value(5)	7.76%	0.13%	16.51%	14.59%	2.67	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 30, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$159,414		$157,463	$151,937	$149,057	$146,574
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(7)	0.99	%(9)	1.02%	1.03%	1.00%	0.86	%(9)
Interest and fee expense(7)(8)	0.96	%(9)	0.91%	0.62%	0.36%	0.26	%(9)
Total expenses(7)	1.95	%(9)	1.93%	1.65%	1.36%	1.12	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	0.97	%(9)	1.01%	1.02%	1.00%	0.84	%(9)
Net investment income(7)	6.52	%(9)	6.87%	7.11%	7.92%	7.14	%(9)
Portfolio Turnover	11%		26%	10%	28%	32%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(7)	0.64	%(9)	0.65%	0.65%	0.63%	0.57	%(9)
Interest and fee expense(7)(8)	0.62	%(9)	0.58%	0.40%	0.23%	0.17	%(9)
Total expenses(7)	1.26	%(9)	1.23%	1.05%	0.86%	0.74	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	0.63	%(9)	0.64%	0.65%	0.62%	0.56	%(9)
Net investment income(7)	4.21	%(9)	4.37%	4.52%	4.94%	4.72	%(9)
Senior Securities:
Total preferred shares outstanding	3,500		3,500	3,500	3,500	3,500
Asset coverage per preferred share(10)	$70,549		$69,992	$68,411	$67,599	$66,893
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Equal to less than $0.001 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.330	$14.810	$14.510	$14.560	$14.325	(3)
Income (loss) from operations
Net investment income	$0.492	$0.989	$1.008	$1.060	$0.822
Net realized and unrealized gain (loss)	0.157	0.547	0.360	(0.022)	0.281
Distributions to preferred shareholders
From net investment income	(0.136)	(0.243)	(0.145)	(0.076)	(0.050)
From net realized gain	—	—	—	(0.004)	—
Total income from operations	$0.513	$1.293	$1.223	$0.958	$1.053
Less distributions to common shareholders
From net investment income	$(0.363)	$(0.773)	$(0.923)	$(0.948)	$(0.675)
From net realized gain	—	—	—	(0.060)	—
Total distributions to common shareholders	$(0.363)	$(0.773)	$(0.923)	$(1.008)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.054)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$15.480	$15.330	$14.810	$14.510	$14.560
Market value — End of period (Common shares)	$15.200	$14.635	$14.770	$14.580	$13.800
Total Investment Return on Net Asset Value(4)	3.43%	9.15%	8.65%	6.84%	6.62	%(5)
Total Investment Return on Market Value(4)	6.38%	4.49%	7.84%	13.27%	1.06	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$59,771		$59,199	$57,187	$55,955	$56,083
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.09	%(8)	1.13%	1.10%	1.09%	0.98	%(8)
Interest and fee expense(6)(7)	0.49	%(8)	0.48%	0.31%	0.15%	0.15	%(8)
Total expenses(6)	1.58	%(8)	1.61%	1.41%	1.24%	1.13	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.07	%(8)	1.11%	1.06%	1.08%	0.96	%(8)
Net investment income(6)	6.37	%(8)	6.66%	6.81%	7.27%	6.75	%(8)
Portfolio Turnover	18%		13%	13%	11%	22%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(6)	0.70	%(8)	0.71%	0.69%	0.68%	0.64	%(8)
Interest and fee expense(6)(7)	0.31	%(8)	0.30%	0.20%	0.09%	0.10	%(8)
Total expenses(6)	1.01	%(8)	1.01%	0.89%	0.77%	0.74	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	0.69	%(8)	0.70%	0.67%	0.67%	0.63	%(8)
Net investment income(6)	4.07	%(8)	4.19%	4.28%	4.54%	4.46	%(8)
Senior Securities:
Total preferred shares outstanding	1,350		1,350	1,350	1,350	1,350
Asset coverage per preferred share(9)	$69,282		$68,858	$67,364	$66,455	$66,545
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.190	$14.870	$14.520	$14.550	$14.325	(3)
Income (loss) from operations
Net investment income	$0.486	$0.981	$1.018	$1.062	$0.788
Net realized and unrealized gain	0.144	0.348	0.399	0.002 (4)	0.319
Distributions to preferred shareholders
From net investment income	(0.150)	(0.266)	(0.159)	(0.077)	(0.060)
From net realized gain	—	—	—	(0.007)	—
Total income from operations	$0.480	$1.063	$1.258	$0.980	$1.047
Less distributions to common shareholders
From net investment income	$(0.340)	$(0.743)	$(0.908)	$(0.930)	$(0.675)
From net realized gain	—	—	—	(0.080)	—
Total distributions to common shareholders	$(0.340)	$(0.743)	$(0.908)	$(1.010)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$15.330	$15.190	$14.870	$14.520	$14.550
Market value — End of period (Common shares)	$14.290	$14.410	$14.980	$14.750	$14.100
Total Investment Return on Net Asset Value(5)	3.36%	7.64%	8.85%	7.12%	6.37	%(6)
Total Investment Return on Market Value(5)	1.56%	1.37%	7.94%	12.29%	3.08	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$39,481		$39,129	$38,269	$37,211	$37,186
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(7)	1.16	%(9)	1.20%	1.17%	1.14%	1.04	%(9)
Interest and fee expense(7)(8)	0.50	%(9)	0.47%	0.29%	0.18%	0.09	%(9)
Total expenses(7)	1.66	%(9)	1.67%	1.46%	1.32%	1.13	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	1.15	%(9)	1.19%	1.16%	1.14%	0.98	%(9)
Net investment income(7)	6.35	%(9)	6.63%	6.84%	7.30%	6.45	%(9)
Portfolio Turnover	10%		16%	13%	17%	10%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(7)	0.74	%(9)	0.76%	0.74%	0.71%	0.69	%(9)
Interest and fee expense(7)(8)	0.32	%(9)	0.29%	0.18%	0.11%	0.06	%(9)
Total expenses(7)	1.06	%(9)	1.05%	0.92%	0.82%	0.75	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	0.73	%(9)	0.75%	0.73%	0.71%	0.65	%(9)
Net investment income(7)	4.05	%(9)	4.17%	4.30%	4.55%	4.25	%(9)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(10)	$68,880		$68,489	$67,528	$66,348	$66,319
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.640	$15.100	$14.870	$14.670	$14.325	(3)
Income (loss) from operations
Net investment income	$0.482	$0.983	$1.031	$1.109	$0.823
Net realized and unrealized gain	0.012	0.613	0.290	0.350	0.411
Distributions to preferred shareholders
From net investment income	(0.137)	(0.256)	(0.143)	(0.069)	(0.058)
From net realized gain	—	—	—	(0.017)	—
Total income from operations	$0.357	$1.340	$1.178	$1.373	$1.176
Less distributions to common shareholders
From net investment income	$(0.347)	$(0.800)	$(0.948)	$(0.948)	$(0.675)
From net realized gain	—	—	—	(0.225)	—
Total distributions to common shareholders	$(0.347)	$(0.800)	$(0.948)	$(1.173)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.066)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.650	$15.640	$15.100	$14.870	$14.670
Market value — End of period (Common shares)	$15.590	$16.090	$17.350	$15.570	$14.450
Total Investment Return on Net Asset Value(4)	2.29%	9.14%	7.74%	9.74%	7.22	%(5)
Total Investment Return on Market Value(4)	(0.95)%	(2.28)%	18.23%	16.66%	5.61	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$27,453		$27,419	$26,441	$25,982	$25,586
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.28	%(8)	1.29%	1.25%	1.24%	1.10	%(8)
Interest and fee expense(6)(7)	1.48	%(8)	1.54%	1.26%	0.79%	0.26	%(8)
Total expenses(6)	2.76	%(8)	2.83%	2.51%	2.03%	1.36	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.26	%(8)	1.26%	1.24%	1.24%	1.06	%(8)
Net investment income(6)	6.14	%(8)	6.50%	6.79%	7.58%	6.73	%(8)
Portfolio Turnover	8%		15%	11%	33%	35%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(6)	0.82	%(8)	0.81%	0.79%	0.77%	0.73	%(8)
Interest and fee expense(6)(7)	0.95	%(8)	0.97%	0.80%	0.49%	0.17	%(8)
Total expenses(6)	1.77	%(8)	1.78%	1.59%	1.26%	0.90	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	0.81	%(8)	0.80%	0.78%	0.77%	0.70	%(8)
Net investment income(6)	3.93	%(8)	4.10%	4.29%	4.72%	4.42	%(8)
Senior Securities:
Total preferred shares outstanding	620		620	620	620	620
Asset coverage per preferred share(9)	$69,283		$69,229	$67,649	$66,907	$66,270
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002 to September 30, 2003.

(3)  Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)    Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)    Interest and fee expense related to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.430	$15.000	$14.840	$14.520	$14.325	(3)
Income (loss) from operations
Net investment income	$0.491	$0.991	$1.039	$1.105	$0.824
Net realized and unrealized gain	0.042	0.462	0.233	0.252	0.262
Distributions to preferred shareholders
From net investment income	(0.139)	(0.252)	(0.164)	(0.089)	(0.058)
Total income from operations	$0.394	$1.201	$1.108	$1.268	$1.028
Less distributions to common shareholders
From net investment income	$(0.334)	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Total distributions to common shareholders	$(0.334)	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.068)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.490	$15.430	$15.000	$14.840	$14.520
Market value — End of period (Common shares)	$14.610	$14.190	$16.200	$15.490	$14.410
Total Investment Return on Net Asset Value(4)	2.73%	8.44%	7.52%	8.96%	6.12	%(5)
Total Investment Return on Market Value(4)	5.36%	(7.67)%	11.26%	14.60%	5.31	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$23,421		$23,335	$22,670	$22,396	$21,893
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.28	%(8)	1.32%	1.28%	1.28%	1.14	%(8)
Interest and fee expense(6)(7)	0.96	%(8)	0.90%	0.60%	0.33%	1.27	%(8)
Total expenses(6)	2.24	%(8)	2.22%	1.88%	1.61%	2.41	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.27	%(8)	1.30%	1.27%	1.27%	1.09	%(8)
Net investment income(6)	6.34	%(8)	6.62%	6.88%	7.56%	6.75	%(8)
Portfolio Turnover	3%		6%	5%	7%	45%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(6)	0.82	%(8)	0.83%	0.81%	0.79%	0.75	%(8)
Interest and fee expense(6)(7)	0.61	%(8)	0.56%	0.38%	0.21%	0.83	%(8)
Total expenses(6)	1.43	%(8)	1.39%	1.19%	1.00%	1.58	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	0.81	%(8)	0.82%	0.80%	0.78%	0.71	%(8)
Net investment income(6)	4.02	%(8)	4.15%	4.32%	4.69%	4.42	%(8)
Senior Securities:
Total preferred shares outstanding	540		540	540	540	540
Asset coverage per preferred share(9)	$68,380		$68,222	$66,986	$66,475	$65,543
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense related to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.840	$15.240	$14.990	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$0.492	$1.002	$1.039	$1.117	$0.826
Net realized and unrealized gain	0.204	0.671	0.330	0.361	0.489
Distributions to preferred shareholders
From net investment income	(0.138)	(0.253)	(0.159)	(0.067)	(0.058)
From net realized gain	—	—	—	(0.015)	—
Total income from operations	$0.558	$1.420	$1.210	$1.396	$1.257
Less distributions to common shareholders
From net investment income	$(0.358)	$(0.820)	$(0.960)	$(0.960)	$(0.675)
From net realized gain	—	—	—	(0.206)	—
Total distributions to common shareholders	$(0.358)	$(0.820)	$(0.960)	$(1.166)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$16.040	$15.840	$15.240	$14.990	$14.760
Market value — End of period (Common shares)	$15.830	$16.400	$16.240	$15.490	$14.520
Total Investment Return on Net Asset Value(4)	3.54%	9.65%	8.18%	9.83%	7.89	%(5)
Total Investment Return on Market Value(4)	(1.30)%	6.53%	11.56%	15.37%	6.14	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$41,134		$40,620	$39,032	$38,326	$37,687
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.15	%(8)	1.19%	1.15%	1.13%	1.03	%(8)
Interest and fee expense(6)(7)	0.91	%(8)	0.86%	0.59%	0.31%	0.27	%(8)
Total expenses(6)	2.06	%(8)	2.05%	1.74%	1.44%	1.30	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.13	%(8)	1.16%	1.14%	1.13%	0.99	%(8)
Net investment income(6)	6.41	%(8)	6.59%	6.78%	7.54%	6.69	%(8)
Portfolio Turnover	14%		22%	15%	19%	34%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(6)	0.75	%(8)	0.75%	0.73%	0.71%	0.69	%(8)
Interest and fee expense(6)(7)	0.59	%(8)	0.55%	0.38%	0.20%	0.18	%(8)
Total expenses(6)	1.34	%(8)	1.30%	1.11%	0.91%	0.87	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	0.73	%(8)	0.73%	0.72%	0.71%	0.66	%(8)
Net investment income(6)	4.14	%(8)	4.18%	4.31%	4.73%	4.43	%(8)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(9)	$70,715		$70,144	$68,375	$67,588	$66,875
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)		2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.760	$15.300	$14.910	$14.870		$14.325	(3)
Income (loss) from operations
Net investment income	$0.483	$0.990	$1.008	$1.080		$0.818
Net realized and unrealized gain	0.102	0.542	0.462	0.223		0.617
Distributions to preferred shareholders
From net investment income	(0.068)	(0.240)	(0.148)	(0.063)		(0.057)
From net realized gain	(0.079)	(0.015)	—	(0.016)		—
Total income from operations	$0.438	$1.277	$1.322	$1.224		$1.378
Less distributions to common shareholders
From net investment income	$(0.290)	$(0.732)	$(0.932)	$(0.963)		$(0.686)
From net realized gain	(0.248)	(0.085)	—	(0.221)		—
Total distributions to common shareholders	$(0.538)	$(0.817)	$(0.932)	$(1.184)		$(0.686)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—		$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$—		$(0.089)
Net asset value — End of period (Common shares)	$15.660	$15.760	$15.300	$14.910		$14.870
Market value — End of period (Common shares)	$15.720	$14.420	$14.570	$14.460		$13.710
Total Investment Return on Net Asset Value(4)	3.35%	9.02%	9.17%	8.75	%(5)	8.87	%(6)
Total Investment Return on Market Value(4)	13.38%	4.75%	7.19%	14.39	%(5)	0.38	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$40,004		$40,263	$39,101	$38,089	$37,984
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(7)	1.17	%(9)	1.14%	1.21%	1.14%	1.03	%(9)
Interest and fee expense(7)(8)	0.45	%(9)	0.42%	0.28%	0.16%	0.14	%(9)
Total expense(7)	1.62	%(9)	1.56%	1.49%	1.30%	1.17	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	1.16	%(9)	1.11%	1.19%	1.13%	0.98	%(9)
Net investment income(7)	6.12	%(9)	6.48%	6.60%	7.31%	6.65	%(9)
Portfolio Turnover	12%		26%	29%	26%	49%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expense excluding interest and fees(7)	0.76	%(9)	0.72%	0.77%	0.71%	0.68	%(9)
Interest and fee expense(7)(8)	0.29	%(9)	0.27%	0.18%	0.10%	0.09	%(9)
Total expense(7)	1.05	%(9)	0.99%	0.95%	0.81%	0.77	%(9)
Expenses after custodian fee reduction excluding interest and fees(7)	0.75	%(9)	0.71%	0.76%	0.71%	0.65	%(9)
Net investment income(7)	3.93	%(9)	4.11%	4.18%	4.58%	4.40	%(9)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(10)	$69,455		$69,746	$68,450	$67,323	$67,209
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(8)  Interest and fee expense related to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.330	$14.830	$14.640	$14.620	$14.325	(3)
Income (loss) from operations
Net investment income	$0.483	$0.978	$1.006	$1.054	$0.776
Net realized and unrealized gain	0.138	0.497	0.219	0.018	0.402
Distributions to preferred shareholders
From net investment income	(0.145)	(0.263)	(0.173)	(0.086)	(0.060)
From net realized gain	—	—	—	(0.003)	—
Total income from operations	$0.476	$1.212	$1.052	$0.983	$1.118
Less distributions to common shareholders
From net investment income	$(0.336)	$(0.712)	$(0.862)	$(0.930)	$(0.675)
From net realized gain	—	—	—	(0.033)	—
Total distributions to common shareholders	$(0.336)	$(0.712)	$(0.862)	$(0.963)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.060)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.088)
Net asset value — End of period (Common shares)	$15.470	$15.330	$14.830	$14.640	$14.620
Market value — End of period (Common shares)	$15.200	$14.600	$14.510	$15.200	$14.430
Total Investment Return on Net Asset Value(4)	3.21%	8.58%	7.29%	6.94%	6.85	%(5)
Total Investment Return on Market Value(4)	6.48%	5.69%	1.11%	12.49%	5.46	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$38,865		$38,532	$37,255	$36,746	$36,610
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.17	%(8)	1.19%	1.18%	1.17%	1.05	%(8)
Interest and fee expense(6)(7)	0.48	%(8)	0.41%	0.25%	0.13%	0.09	%(8)
Total expenses(6)	1.65	%(8)	1.60%	1.43%	1.30%	1.14	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.15	%(8)	1.16%	1.16%	1.16%	0.99	%(8)
Net investment income(6)	6.25	%(8)	6.56%	6.76%	7.30%	6.38	%(8)
Portfolio Turnover	14%		16%	8%	23%	19%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses excluding interest and fees(6)	0.75	%(8)	0.75%	0.74%	0.73%	0.69	%(8)
Interest and fee expense(6)(7)	0.31	%(8)	0.26%	0.16%	0.08%	0.07	%(8)
Total expenses(6)	1.06	%(8)	1.01%	0.90%	0.81%	0.76	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	0.74	%(8)	0.73%	0.73%	0.72%	0.65	%(8)
Net investment income(6)	4.00	%(8)	4.14%	4.26%	4.55%	4.21	%(8)
Senior Securities:
Total preferred shares outstanding	875		875	875	875	875
Asset coverage per preferred share(9)	$69,415		$69,036	$67,586	$66,999	$66,841
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2007	Year Ended September 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.470	$14.930	$14.410	$14.580	$14.325	(3)
Income (loss) from operations
Net investment income	$0.494	$0.994	$1.019	$1.068	$0.811
Net realized and unrealized gain (loss)	0.188	0.559	0.587	(0.066)	0.331
Distributions to preferred shareholders
From net investment income	(0.142)	(0.266)	(0.173)	(0.083)	(0.060)
From net realized gain	—	—	—	(0.011)	—
Total income from operations	$0.540	$1.287	$1.433	$0.908	$1.082
Less distributions to common shareholders
From net investment income	$(0.350)	$(0.747)	$(0.913)	$(0.938)	$(0.681)
From net realized gain	—	—	—	(0.140)	—
Total distributions to common shareholders	$(0.350)	$(0.747)	$(0.913)	$(1.078)	$(0.681)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.056)
Preferred Shares underwriting discounts	$—	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.660	$15.470	$14.930	$14.410	$14.580
Market value — End of period (Common shares)	$15.160	$15.020	$15.540	$14.980	$14.330
Total Investment Return on Net Asset Value(4)	3.64%	9.00%	10.01%	6.43%	6.63	%(5)
Total Investment Return on Market Value(4)	3.33%	1.68%	10.15%	12.57%	4.80	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$46,082		$45,516	$43,920	$42,352	$42,822
Ratios (As a percentage of average net assets applicable to common shares):
Expenses excluding interest and fees(6)	1.13	%(8)	1.18%	1.16%	1.12%	1.03	%(8)
Interest and fee expense(6)(7)	0.88	%(8)	0.78%	0.41%	0.25%	0.14	%(8)
Total expenses(6)	2.01	%(8)	1.96%	1.57%	1.37%	1.17	%(8)
Expenses after custodian fee reduction excluding interest and fees(6)	1.12	%(8)	1.15%	1.15%	1.11%	0.97	%(8)
Net investment income(6)	6.34	%(8)	6.64%	6.91%	7.37%	6.64	%(8)
Portfolio Turnover	11%		22%	19%	15%	12%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Expenses(6)	0.72	%(8)	0.74%	0.73%	0.69%	0.68	%(8)
Interest and fee expense(6)(7)	0.56	%(8)	0.49%	0.26%	0.15%	0.09	%(8)
Total expenses(6)	1.28	%(8)	1.23%	0.99%	0.84%	0.77	%(8)
Expenses after custodian fee reduction(6)	0.71	%(8)	0.72%	0.72%	0.69%	0.64	%(8)
Net investment income(6)	4.05	%(8)	4.17%	4.32%	4.58%	4.37	%(8)
Senior Securities:
Total preferred shares outstanding	1,040		1,040	1,040	1,040	1,040
Asset coverage per preferred share(9)	$69,313		$68,770	$67,232	$65,723	$66,178
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest for cash in a Special Purpose Vehicle (which is generally organized as a trust) ("SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating rate notes ("Floating Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At March 31, 2007, the Funds' investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Insured Municipal Fund II	$39,570,000	3.64% – 3.72%	$63,303,742
Insured California Fund II	7,550,000	3.64%	12,139,901
Insured Florida Fund	4,385,000	3.64% – 3.69%	6,982,500
Insured Massachusetts Fund	6,765,000	3.64% – 3.68%	10,898,439
Insured Michigan Fund	5,780,000	3.64% – 3.72%	9,202,229
Insured New Jersey Fund	9,580,000	3.64% – 3.67%	15,252,848
Insured New York Fund II	4,665,000	3.64% – 3.72%	7,463,333
Insured Ohio Fund	4,770,000	3.64% – 3.69%	8,041,033
Insured Pennsylvania Fund	10,395,000	3.64% – 3.72%	17,188,447

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2006, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Insured Municipal Fund II	$561,535	September 30, 2013

Insured California Fund II	1,015,681	September 30, 2013

Insured Florida Fund	725,954	September 30, 2013

Insured Massachusetts Fund	551,616	September 30, 2013

Insured Michigan Fund	652,425	September 30, 2013

Insured New Jersey Fund	390,483	September 30, 2013

Insured Ohio Fund	899,539	September 30, 2013

Insured Pennsylvania Fund	53,657	September 30, 2013

Additionally, at September 30, 2006, Insured California II Fund had net capital losses of $63,387, attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's taxable year ending September 30, 2007.

In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

F  Organization and Offering Costs — Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

I  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

J  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

K  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

L  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

M  Indemnifications — Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

N  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

O  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold.

P  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction, unless a special dividend period has been set. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of March 31, 2007 and dividend rate ranges for the six months ended March 31, 2007 are as indicated below:

Fund	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal Fund II Series A	1,750	3.00% – 3.65%
Insured Municipal Fund II Series B	1,750	2.98% – 3.55%
Insured California Fund II	1,350	2.00% – 3.60%
Insured Florida Fund	900	3.10% – 3.75%
Insured Massachusetts Fund	620	2.11% – 3.50%

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Michigan Fund	540	2.11% – 3.55%
Insured New Jersey Fund	900	2.10% – 3.45%
Insured New York Fund II	900	2.10% – 4.70%
Insured Ohio Fund	875	3.20% – 3.65%
Insured Pennsylvania Fund	1,040	2.10% – 3.60%

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rates for Auction Preferred Shares on March 31, 2007 are listed below. For the six months ended March 31, 2007, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Fund	APS Dividend Rates as of March 31, 2007	Dividends Paid to Preferred Shareholders from net investment income and net realized gain for the six months ended March 31, 2007	Average APS Dividend Rates for the six months ended March 31, 2007
Insured Municipal Fund II Series A	3.60%	724,715	3.32%
Insured Municipal Fund II Series B	3.45%	726,603	3.33%
Insured California Fund II	3.30%	526,424	3.13%
Insured Florida Fund	3.45%	387,303	3.45%
Insured Massachusetts Fund	3.00%	241,092	3.12%
Insured Michigan Fund	3.15%	210,611	3.13%
Insured New Jersey Fund	3.10%	354,514	3.16%
Insured New York Fund II	3.20%	374,846	3.34%
Insured Ohio Fund	3.20%	363,514	3.33%
Insured Pennsylvania Fund	3.10%	418,378	3.23%

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2007, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $677,865, $256,784, $169,968, $118,231, $101,362, $174,556, $172,596, $166,756 and $197,429 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse each Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the six months ended March 31, 2007, EVM contractually waived $184,872, $70,032, $46,355, $32,245, $27,644, $46,915, $47,072, $45,479 and $53,061 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

Pursuant to FAS 140, a security sold by the Insured Massachusetts Fund that was later transferred to an SPV that then sold a residual interest to an affiliated fund was deemed to still be held by the Insured Massachusetts Fund. Interest paid by the SPV to the affiliated fund was deemed paid by the Insured Massachusetts Fund to the affiliated fund pursuant to FAS 140. The SPV was collapsed and the security was subsequently sold during the six months ended March 31, 2007.

Certain officers and one Trustee of each Fund are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2007 were as follows:

Insured Municipal Fund II
Purchases	$33,518,047
Sales	31,909,385
Insured California Fund II
Purchases	$21,200,540
Sales	18,456,111
Insured Florida Fund
Purchases	$7,178,871
Sales	6,426,964

Insured Massachusetts Fund
Purchases	$4,001,487
Sales	7,532,796
Insured Michigan Fund
Purchases	$1,155,382
Sales	1,426,961
Insured New Jersey Fund
Purchases	$9,849,059
Sales	10,144,777
Insured New York Fund II
Purchases	$7,824,256
Sales	8,543,136
Insured Ohio Fund
Purchases	$9,025,436
Sales	9,190,940
Insured Pennsylvania Fund
Purchases	$9,810,964
Sales	9,012,897

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2007, as computed for Federal income tax purposes, were as follows:

Insured Municipal Fund II
Aggregate Cost	$233,576,298
Gross unrealized appreciation	$15,663,399
Gross unrealized depreciation	(60,219)
Net unrealized appreciation	$15,603,180
Insured California Fund II
Aggregate Cost	$91,479,684
Gross unrealized appreciation	$4,610,483
Gross unrealized depreciation	(27,222)
Net unrealized appreciation	$4,583,261

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Insured Florida Fund
Aggregate Cost	$58,538,043
Gross unrealized appreciation	$3,297,711
Gross unrealized depreciation	(28,086)
Net unrealized appreciation	$3,269,625
Insured Massachusetts Fund
Aggregate Cost	$39,792,562
Gross unrealized appreciation	$2,798,532
Gross unrealized depreciation	(27,583)
Net unrealized appreciation	$2,770,949
Insured Michigan Fund
Aggregate Cost	$34,135,801
Gross unrealized appreciation	$2,277,435
Gross unrealized depreciation	(872)
Net unrealized appreciation	$2,276,563
Insured New Jersey Fund
Aggregate Cost	$59,112,829
Gross unrealized appreciation	$3,770,895
Gross unrealized depreciation	(20,478)
Net unrealized appreciation	$3,750,417
Insured New York Fund II
Aggregate Cost	$59,443,923
Gross unrealized appreciation	$2,880,860
Gross unrealized depreciation	(122,469)
Net unrealized appreciation	$2,758,391
Insured Ohio Fund
Aggregate Cost	$55,596,112
Gross unrealized appreciation	$3,863,127
Gross unrealized depreciation	(43,584)
Net unrealized appreciation	$3,819,543
Insured Pennsylvania Fund
Aggregate Cost	$68,366,595
Gross unrealized appreciation	$3,792,291
Gross unrealized depreciation	(60,315)
Net unrealized appreciation	$3,731,976

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	Insured Municipal Fund II
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	1,599	4,301
Net increase	1,599	4,301
	Insured California Fund II
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	—	522
Net increase	—	522
	Insured Florida Fund
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	—	1,642
Net increase	—	1,642
	Insured Massachusetts Fund
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	528	2,419
Net increase	528	2,419
	Insured Michigan Fund
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	—	620
Net increase	—	620

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Insured New Jersey Fund
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	599	2,951
Net increase	599	2,951
	Insured New York Fund II
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	175	—
Net increase	175	—
	Insured Pennsylvania Fund
	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Shares issued pursuant to the Fund's dividend reinvestment plan	—	975
Net increase	—	975

Insured Ohio Fund did not have any transactions in common shares for the six months ended March 31, 2007 and for the year ended September 30, 2006.

8  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Insured Municipal II	06/07	301 U.S. Treasury Bond	Short	$(33,957,861)	$(33,486,250)	$471,611
Insured California II	06/07	69 U.S. Treasury Bond	Short	$(7,791,368)	$(7,676,250)	$115,118
Insured Florida	06/07	37 U.S. Treasury Bond	Short	$(4,174,230)	$(4,116,250)	$57,980
Insured Massachusetts	06/07	28 U.S. Treasury Bond	Short	$(3,160,840)	$(3,115,000)	$45,840
Insured Michigan	06/07	10 U.S. Treasury Bond	Short	$(1,128,168)	$(1,112,500)	$15,668
Insured New Jersey	06/07	44 U.S. Treasury Bond	Short	$(4,967,033)	$(4,895,000)	$72,033
Insured New York II	06/07	38 U.S. Treasury Bond	Short	$(4,287,047)	$(4,227,500)	$59,547
Insured Ohio Fund	06/07	83 U.S. Treasury Bond	Short	$(9,363,795)	$(9,233,750)	$130,045

At March 31, 2007, the Funds had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Funds make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Insured Municipal Fund II	8/7/07	8/7/37	$6,150,000	$(1,065)
Insured California Fund II	8/7/07	8/7/37	$2,350,000	$(407)
Insured Florida Fund	8/7/07	8/7/37	$1,550,000	$(268)
Insured Massachusetts Fund	8/7/07	8/7/37	$1,100,000	$(191)
Insured Michigan Fund	8/7/07	8/7/37	$900,000	$(156)
Insured New Jersey Fund	8/7/07	8/7/37	$1,600,000	$(277)
Insured New York Fund II	8/7/07	8/7/37	$1,600,000	$(277)
Insured Ohio Fund	8/7/07	8/7/37	$1,500,000	$(259)
Insured Pennsylvania Fund	8/7/07	8/7/37	$1,800,000	$(312)

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At March 31, 2007, the Funds had entered into an interest rate swap agreement with Citibank, N.A. whereby the Funds make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
Insured Municipal Fund II	8/16/07	8/16/27	$7,100,000	$10,448
Insured California Fund II	8/16/07	8/16/27	$2,350,000	$3,458
Insured Florida Fund	8/16/07	8/16/27	$1,550,000	$2,281
Insured Massachusetts Fund	8/16/07	8/16/27	$1,050,000	$1,545
Insured Michigan Fund	8/16/07	8/16/27	$600,000	$883
Insured New Jersey Fund	8/16/07	8/16/27	$1,600,000	$2,354
Insured New York Fund II	8/16/07	8/16/27	$1,600,000	$2,354
Insured Ohio Fund	8/16/07	8/16/27	$1,500,000	$2,207
Insured Pennsylvania Fund	8/16/07	8/16/27	$1,800,000	$2,649

At March 31, 2007, certain Funds had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A., whereby the Funds make bi-annual payments at a fixed rate equal to 3.984% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Insured Municipal Fund II	10/25/07	10/25/27	$9,900,000	$(46,707)
Insured California Fund II	10/25/07	10/25/27	$3,750,000	$(17,692)
Insured Florida Fund	10/25/07	10/25/27	$2,500,000	$(11,795)
Insured Massachusetts Fund	10/25/07	10/25/27	$1,750,000	$(8,256)
Insured Michigan Fund	10/25/07	10/25/27	$1,500,000	$(7,077)
Insured New Jersey Fund	10/25/07	10/25/27	$2,500,000	$(11,795)
Insured New York Fund II	10/25/07	10/25/27	$2,500,000	$(11,794)
Insured Ohio Fund	10/25/07	10/25/27	$2,450,000	$(11,559)

At March 31, 2007, the Insured Pennsylvania Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of this agreement is as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
Insured Pennsylvania Fund	1/23/08	1/23/38	$2,000,000	$21,689

At March 31, 2007, the Insured Pennsylvania Fund entered into an interest rate swap agreement with Lehman Brothers Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of this agreement is as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
Insured Pennsylvania Fund	10/23/07	10/23/37	$2,000,000	$34,331

At March 31, 2007, the Funds had sufficient cash and/or securities to cover margin requirements on these contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on a Fund's assets to the extent of any overdraft. At March 31, 2007, Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund , Insured New York Fund II and Insured Ohio Fund had payments due to IBT pursuant to the foregoing arrangement of $345,944, $1,701,096, $1,187,114, $86,262, $432,576 and $562,950, respectively.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  10  Recently Issued Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Insured Municipal Bond Funds
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of March 31, 2007, our records indicate that there are 32, 11, 4, 5, 10, 9, 17, 16 and 48 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,783, 1,604, 1,204, 846, 915, 1,446, 1,234, 1,406 and 1,737 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund II  EIV  Insured New Jersey Fund  EMJ

Insured California Fund II  EIA  Insured New York Fund II  NYH

Insured Florida Fund  EIF  Insured Ohio Fund  EIO

Insured Massachusetts Fund  MAB  Insured Pennsylvania Fund  EIP

Insured Michigan Fund  MIW

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Insured Municipal Bond Fund II

•  Insured California Municipal Bond Fund II

•  Insured Florida Municipal Bond Fund

•  Insured Massachusetts Municipal Bond Fund

•  Insured Michigan Municipal Bond Fund

•  Insured New Jersey Municipal Bond Fund

•  Insured New York Municipal Bond Fund II

•  Insured Ohio Municipal Bond Fund

•  Insured Pennsylvania Municipal Bond Fund

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

INVESTMENT MANAGEMENT

Eaton Vance Insured Municipal Bond Funds

Officers
Cynthia J. Clemson
President of EIA, EIF, MIW, NYH,
EIO and EIP;
Vice President of EIV,
MAB and EMJ and Portfolio Manager of EIA
Robert B. MacIntosh
President of EIV, MAB and EMJ;
Vice President of EIA, EIF, MIW,
NYH, EIO and EIP and Portfolio
Manager of MAB and EMJ
James B. Hawkes
Vice President and Trustee
William H. Ahern
Vice President and Portfolio Manager of EIV, MIW and EIO
Craig R. Brandon
Vice President and Portfolio Manager of EIF and NYH
Thomas M. Metzold
Vice President and Portfolio Manager of EIP
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

American Stock Exchange symbols

Insured Municipal Fund II	EIV	Insured New Jersey Fund	EMJ

Insured California Fund II	EIA	Insured New York Fund II	NYH

Insured Florida Fund	EIF	Insured Ohio Fund	EIO

Insured Massachusetts Fund	MAB	Insured Pennsylvania Fund	EIP

Insured Michigan Fund	MIW

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-5/07  9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 10, 2007

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 10, 2007